PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2013	2012
	U.S. $ in thousands

Cost:
Office furniture and equipment	18	9
Computer software and electronic equipment	149	120
Laboratory equipment	482	437
Leasehold improvements	716	690
	1,365	1,256
Accumulated depreciation:
Office furniture and equipment	5	4
Computer software and electronic equipment	116	106
Laboratory equipment	350	306
Leasehold improvements	636	593
	1,107	1,009

Depreciated cost	258	247